NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Schedule of Partnership Units [Line Items]
Redeemable/exchangeable and special limited partnership units	$ 13,200	$ 12,740
Exchange LP Units	87	96
Interest of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Asset Management	15	16
Preferred equity of subsidiaries	3,017	2,830
Non-controlling interests in subsidiaries and properties	12,953	15,610
Total interests of others in operating subsidiaries and properties	15,985	18,456
Total non-controlling interests	31,237	34,383
Limited partners
Schedule of Partnership Units [Line Items]
Exchange LP Units	87	96
FV LTIP of the Operating Partnership
Schedule of Partnership Units [Line Items]
Exchange LP Units	35	0
BPR
Schedule of Partnership Units [Line Items]
Exchange LP Units	$ 1,930	$ 3,091